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WESTWOOD HOLDINGS GROUP, INC.

WHG INCOME OPPORTUNITY FUND

Summary Prospectus | March 1, 2010
TICKER: A Class Shares -- WWIAX

Before you invest, you may want to review the Fund's complete prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.whgfunds.com. You can also get this information at no cost by calling 1-877-386-3944, by sending an e-mail request to whgfunds@seic.com, or by asking any financial intermediary that offers shares of the Fund. The Fund's prospectus and statement of additional information, both dated March 1, 2010, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the web-site, phone number or e-mail address noted above.

FUND INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

    The primary investment objective of the WHG Income Opportunity Fund (the "Fund") is to provide current income. A secondary objective of the Fund is to provide the opportunity for long-term capital appreciation.

FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

    This table describes the fees and expenses that you may pay if you buy and hold A Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 37 of the prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                 A Class Shares
    ---------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases
      (as a percentage of offering price)                             5.00%(1)
    ---------------------------------------------------------------------------
    Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)                            None(1)
    ---------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Reinvested Dividends
      and Other Distributions (as a percentage of offering price)     None
    ---------------------------------------------------------------------------
    Redemption Fee (as a percentage of amount redeemed,
      if applicable)                                                  None
    ---------------------------------------------------------------------------

    (1) This sales charge varies depending on how much you invest in the Fund. A Class Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase. See "Contingent Deferred Sales Charges (CDSC) -- A Class Shares."

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                               A Class Shares
    ------------------------------------------------------------------------
    Management Fees                                               0.75%
    ------------------------------------------------------------------------
    Distribution Fees                                             0.25%
    ------------------------------------------------------------------------
    Other Expenses                                                0.38%
    ------------------------------------------------------------------------
    Acquired Fund Fees and Expenses                               0.02%
    ------------------------------------------------------------------------
    Total Annual Fund Operating Expenses(1)                       1.40%
    ------------------------------------------------------------------------
    Less Fee Reductions and/or Expense Reimbursements             (0.23)%
    ------------------------------------------------------------------------
    Total Annual Fund Operating Expenses After Fee Reductions
      and/or Expense Reimbursements(1,2)                           1.17%
    ------------------------------------------------------------------------

    (1) The Total Annual Fund Operating Expenses and the net operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in this prospectus) because (i) the financial statements include only the direct operating expenses incurred by the Fund, and not acquired fund fees and expenses and (ii) during the past fiscal year, the Fund operated under a differ- ent contractual expense limitation than described below.

    (2) Effective November 1, 2009, the Adviser has contractually agreed to reduce fees and reimburse expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) to the extent necessary to keep net operating expenses from exceeding, on an annual basis, 1.15% of the Fund's A Class Shares' average daily net assets, until February 28, 2011. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.15% to recapture all or a portion of its reductions or reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period. Net operating expenses shown include 0.02% of Acquired Fund Fees and Expenses.

EXAMPLE

    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that, except for the first year, the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year    3 Years    5 Years    10 Years
                       ------    -------    -------    --------
                        $613       $899      $1,207     $2,077

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

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

    Under normal circumstances, the Fund seeks to meet its investment objective by investing generally more than 80% of its assets in dividend-paying and/or interest-bearing securities. The Fund seeks to invest in securities of companies with a strong and improving cash flow sufficient to support a sustainable or rising income stream for investors. In selecting securities for the Fund, the Adviser chooses among a diversified group of income-producing asset classes. Equity securities may include dividend-paying common stocks, preferred stocks, and convertible securities. Fixed income securities may include bonds and other debt securities, and money market instruments. Other types of income-producing securities may include interests in royalty trusts and master limited partnerships ("MLPs"), securities of real estate investment trusts ("REITs"), and shares of exchange-traded funds ("ETFs"). The Fund generally invests in securities of domestic companies, but may also invest in foreign securities and American Depositary Receipts ("ADRs"). The Adviser expects that the Fund's investments in foreign companies will normally represent less than 25% of the Fund's assets.

    The Fund is permitted to invest in companies of any capitalization range. The Fund's fixed income investments are, in the aggregate, of investment grade (i.e., those rated in one of the three highest rating categories by a rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In addition, the Fund's fixed income securities may include unrated securities, if deemed by the Adviser to be of comparable quality to investment grade.

    The Fund seeks to provide a higher level of current income than that offered by traditional fixed income products such as U.S. government bonds and money market securities. The Adviser's investment process incorporates relative value analysis among capital instruments, as well as among asset classes, to determine where downside potential can be limited to achieve the goal of generating an attractive level of current income. Key metrics for evaluating the risk/return profile of an investment may include an improving return on equity, a declining debt/equity ratio and in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target, a change to a company's fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

    As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

    EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

    FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

    SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

    MICRO-CAPITALIZATION COMPANY RISK -- Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

    REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

    ROYALTY TRUST RISK -- The Fund may invest in royalty trusts. A royalty trust generally acquires an interest in natural resource companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. The Fund's investment in royalty trusts may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the royalty trusts' operating expenses, in addition to paying Fund expenses.

    MLP RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation; for example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

    FIXED INCOME RISK -- The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as "junk bonds," and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.

    INVESTMENTS IN ETFS -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. Similar to REITs, ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

    The bar chart and the performance table below illustrate the risks and volatility of an investment in A Class Shares of the Fund by showing changes in the Fund's A Class Shares' performance from year to year and by showing how the Fund's A Class Shares' average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold A Class Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at WWW.WHGFUNDS.COM or by calling 1-877-FUND-WHG.

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


                                  [BAR CHART]

                             (4.72)%         11.89%
                              2008            2009


                          BEST QUARTER    WORST QUARTER
                              6.53%          (3.90)%
                           (09/30/09)       (03/31/09)

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

    After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                        Since
                                                                     Inception
                                                        1 Year       (12/31/07)
    ----------------------------------------------------------------------------
    Fund Returns Before Taxes                           6.35%          0.62%
    ----------------------------------------------------------------------------
    Fund Returns After Taxes on Distributions           5.39%         (0.36)%
    ----------------------------------------------------------------------------
    Fund Returns After Taxes on Distributions
      and Sale of Fund Shares                           4.10%         (0.03)%
    ----------------------------------------------------------------------------
    Citigroup 10-Year Treasury Index (reflects no
      deduction for fees, expenses or taxes)           (9.92)%        4.10%
    ----------------------------------------------------------------------------
    Citigroup 3-Month Treasury Bill Index (reflects
      no deduction for fees, expenses or taxes)        0.16%          0.98%
    ----------------------------------------------------------------------------
    S&P 500 Index (reflects no deduction for
      fees, expenses or taxes)                        26.46%        (10.74)%
    ----------------------------------------------------------------------------
    FTSE NAREIT U.S. Equity Index (reflects no
      deduction for fees, expenses, or taxes)         27.99%        (10.72)%
    ----------------------------------------------------------------------------
    25/25/25/25 Blended Benchmark Index (reflects
      no deduction for fees, expenses or taxes)       12.02%        (2.17)%
    ----------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------

    Westwood Management Corp. serves as investment adviser to the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

    The Fund is managed by a team of investment professionals, each of whom is jointly and primarily responsible for the day-to-day management of the Fund. The Adviser has identified the following team members as those with the most significant responsibility for the Fund's assets. The list does not include all members of the investment team.

    Mr. Mark R. Freeman, CFA, Senior Vice President and Portfolio Manager, joined the Adviser in 1999.

    Mr. Scott D. Lawson, CFA, Vice President and Senior Research Analyst, joined the Adviser in 2003.

    Mr. Todd L. Williams, CFA, Vice President and Research Analyst, joined the Adviser in 2003.

PURCHASE AND SALE OF FUND SHARES
--------------------------------------------------------------------------------

    To purchase shares for the first time, including an initial purchase through an individual retirement account ("IRA") or other tax qualified account, you must invest at least $5,000. There is no minimum for subsequent investments. The Fund may accept initial investments of smaller amounts in its sole discretion. If you own your shares directly, you may sell your shares on any day the New York Stock Exchange is open for business by contacting the Fund directly by mail or telephone at 1-877-FUND-WHG.

    If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Fund.

TAX INFORMATION
--------------------------------------------------------------------------------

    The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------

    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

                                                                 WHG-SM-006-0100


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